Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments

Future minimum lease payments are as follows:

	Operating Leases	Capital Leases	Financing Obligations
Year Ending December 31,
2014	$3,108	$2,728	$3,578
2015	2,840	1,782	3,298
2016	2,846	1,156	3,020
2017	2,843	23	2,070
2018	2,839	—	2,132
Thereafter	16,728	—	6,888

Total minimum lease and financing obligation payments	$31,204	5,689	$20,986

Less: imputed interest		(235)
Less: current portion		(2,587)

Capital lease obligations, net of current portion		$2,867